DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Non-current assets held for sale and discontinued operations [Abstract]
Disclosure Of Assets And Liabilities From Discontinued Operations
On closing, the Company recognized a loss on disposal of $7.4 million, net of income tax, calculated as follows:

January 31,
2023
Proceeds received on closing	$360.0
Cash and cash equivalents transferred since closing	39.4
Working capital	(3.4)
Transaction costs	(8.7)
Net proceeds	$387.3

Cash and cash equivalents	$39.8
Receivables and other current assets	26.7
Inventories	153.7
Property, plant and equipment	446.2
Other non-current assets	10.5
Accounts payable and accrued liabilities	(76.0)
Provisions	(103.8)
Other liabilities	(89.1)
Net carrying amount, January 31, 2023	408.0
Non-controlling interest	(13.3)
Net assets attributable to IAMGOLD	$394.7
Less: net proceeds	387.3
Loss on sale of Rosebel	$7.4
The Company recognized a gain on disposal of the Senegal Assets of $109.1 million calculated as follows:

2023
Proceeds	$197.6
Transaction costs	(3.7)
Net proceeds	$193.9

Cash and cash equivalents	$1.4
Property, plant and equipment	83.3
Other non-current assets	1.1
Accounts payable and accrued liabilities	(0.6)
Net carrying amount, April 25, 2023	85.2
Non-controlling interest	(0.4)
Net assets attributable to IAMGOLD	84.8
Less: net proceeds	193.9
Pre-tax gain on sale of Senegal Assets	$109.1
The Company recognized a gain on disposal of the Guinea Assets of $34.1 million calculated as follows:

December 23,
2024
Proceeds on closing	$27.4
Purchase price adjustment	8.1
Transaction costs	(1.4)
Net proceeds and pre-tax gain on sale of Guinea Assets	$34.1

December 31,
2023
Assets classified as held-for-sale
Cash and cash equivalents	$0.5
Exploration and evaluation assets	34.1
$34.6
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$5.6
$5.6

Disclosure of net (loss) earnings from discontinued operations
The net earnings (loss) from discontinued operations from the Rosebel Mine, which include the results of operating activities for the year ended December 31, 2023 is as follows:

Year ended December 31, 2023[1]
Revenues	$47.2
Cost of sales	(23.8)
Exploration expenses	(0.1)
Other expenses	(1.3)
Finance costs	(0.1)
Foreign exchange gain (loss)	(0.2)
21.7
Income tax	(8.0)
Net earnings (loss) from discontinued operations before disposal	$13.7
Loss on sale of Rosebel	(7.4)
Net earnings (loss) from discontinued operations	$6.3
1. Amounts disclosed for 2023 are for the period until January 31, 2023, the date the transaction closed.